Rule 497(d)

                                                    Registration No. 333 - 81908

                             EQUITY FOCUS TRUSTS - REIT PORTFOLIO SERIES, 2002-A

                                Supplement to Prospectus dated February 25, 2002


                  Effective immediately the sales charges on the Public Offering Price have been reduced. The sales charges applicable to quantity purchases, disclosed under the heading "Public Sale of Units - Public Offering Price" on page 20 of the prospectus, are hereby amended to read as follows:


                                      Percent of            Percent of
                                      Offering             Net Amount
      Amount Purchased                 Price                Invested
      ----------------                 -----                --------

      Fewer than $50,000............   3.000%                3.093%
      $50,000 but less than
      $100,000......................   2.625                 2.695
      $100,000 but less than
      $250,000......................   2.250                 2.302
      $250,000 but less than
      $500,000......................   1.875                 1.910
      $500,000 but less than
      $1,000,000....................   1.500                 1.523
      $1,000,000 or more............   1.125                 1.138


            In addition, the exchange privilege is hereby modified. Effective immediately the holders of units of any outstanding unit investment trust (the "Exchangeable Series") may exchange units of the Exchangeable Series for units of the trust at their relative net asset values, subject only to a reduced sales charge applicable to quantity purchases as follows:



                                      Percent of            Percent of
                                      Offering             Net Amount
      Amount Purchased                 Price                Invested
      ----------------                 -----                --------

      Fewer than $50,000............   2.250%                2.302%
      $50,000 but less than
      $100,000......................   2.000                 2.041
      $100,000 but less than
      $250,000......................   1.750                 1.781
      $250,000 but less than
      $500,000......................   1.500                 1.523
      $500,000 but less than
      $1,000,000....................   1.250                 1.266
      $1,000,000 or more............   1.000                 1.010